Investment Strategy - American Customer Satisfaction ETF	Jan. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created and maintained by CSat Investment Advisory, L.P. (“CSat”), the Fund’s index provider and the investment adviser for the Predecessor Fund (defined below), in partnership with the American Customer Satisfaction Index, LLC, an affiliate of CSat and owner/publisher of the leading national cross-industry measure of customer satisfaction (the “Customer Satisfaction Data”). Calculation of the Customer Satisfaction Data incorporates surveys of more than 100,000 household customers each year to identify trends in customer satisfaction and provide benchmarking insights for companies, industry trade associations, and government agencies.

American Customer Satisfaction Investable Index

The Index uses an objective, rules-based methodology to measure the performance of U.S.-listed companies whose customers have been surveyed and who have been assigned a customer satisfaction score as part of the Customer Satisfaction Data (collectively, “ACSI Companies”).

Construction of the Index begins with over 400 ACSI Companies across 46 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose market capitalization is less than $1 billion, or for which the Customer Satisfaction Data is statistically insignificant. The Index is comprised of ACSI Companies in the 25 industries (as classified by the Customer Satisfaction Data) with the highest customer retention. Generally, the company(ies) with the highest ACSI Score (described below) in each such industry will be included in the Index and one to three ACSI Companies from each such industry are included in the Index based on the number of ACSI Companies in a given industry and the ACSI Score ranking (the “Index Companies”). Each Index Company exhibits high customer satisfaction characteristics as reflected in the ACSI Score rankings. The Index will generally be comprised of 25 to 35 companies at the time of each rebalance of the Index.

A company’s ACSI Score is calculated by utilizing a proprietary model to evaluate customers’ Customer Satisfaction Data based on questions that measure the following facets of satisfaction with a product or service:

Customer Expectations	Customer expectations is a measure of the customer’s anticipation of the quality of a company’s products or services. Expectations represent both prior consumption experience, which includes some nonexperiential information like advertising and word-of-mouth, and a forecast of the company’s ability to deliver quality in the future.
Perceived Quality	Perceived quality is a measure of the customer’s evaluation via recent consumption experience of the quality of a company’s products or services. Quality is measured in terms of both customization, which is the degree to which a product or service meets the customer’s individual needs, and reliability, which is the frequency with which things go wrong with the product or service.
Perceived Value	Perceived value is a measure of quality relative to price paid. Although price (value for money) is often very important to the customer’s first purchase, it usually has a somewhat smaller impact on satisfaction for repeat purchases.

At the time of each rebalance of the Index, the Index is sector-weighted to reflect the overall U.S. large cap market, industry-weighted based on the highest ACSI Score of any Index Company within an industry, and equal-weighted within each industry, subject to the constraints described below.

Sector Weighting. At the time of each rebalance of the Index, the Index weight is allocated to each economic sector based on the aggregate number of the Index Companies in each sector relative to that of each other sector, provided that such weights will be adjusted upward or downward if necessary to better reflect the weight of such sector in the overall U.S. large cap market. Unallocated Index weight resulting from such downward adjustments is re-allocated first equally to sectors requiring an upward weight adjustment and then equally to all sectors to the extent they stay within the Index’s constraints.

Industry Weighting. At the time of each rebalance of the Index, within each economic sector, the Index weight is allocated to each industry based on the highest ACSI Score of any Index Company within such industry relative to the highest ACSI Score for companies in each other industry within such sector.

Security Weighting. At the time of each rebalance of the Index, Index Companies within an industry are equally weighted, subject to a maximum of 12% for any individual Index Company.

The Index is rebalanced and reconstituted on a quarterly basis after market close on the 10th trading day of each January, April, July, and October. The data used to compute each ACSI Company’s score is updated based on the Customer Satisfaction Data on a rolling basis, no less often than quarterly, with new data replacing earlier data collected in the same period of the previous year.

The Index was created by CSat in 2016 in anticipation of the commencement of operations of the Predecessor Fund. CSat is not affiliated with the Adviser.

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of Index Companies (as defined herein) that exhibit high customer satisfaction characteristics and are tied economically to the United States. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon approval by the Board of Trustees (the “Board”) of Tidal Trust I (the “Trust”) and 60 days’ written notice to shareholders.

The Fund may invest in securities or other investments not included in the Index (such as other exchange-traded funds (“ETFs”)), but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities of Index Companies (as defined herein) that exhibit high customer satisfaction characteristics and are tied economically to the United States.